SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity And Earnings Per Share

NOTE 12. SEMPRA ENERGY – SHAREHOLDERS’ EQUITY AND EARNINGS PER SHARE

The following table provides the per share computations for our earnings for years ended December 31. Basic EPS is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

EARNINGS PER SHARE COMPUTATIONS AND DIVIDENDS DECLARED
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2014	2013	2012
Numerator:
Earnings/Income attributable to common shareholders	$1,161	$1,001	$859

Denominator:
Weighted-average common shares outstanding for basic EPS	245,891	243,863	241,347
Dilutive effect of stock options, restricted stock awards and
restricted stock units	4,764	5,469	5,346
Weighted-average common shares outstanding for diluted EPS	250,655	249,332	246,693

Earnings per share:
Basic	$4.72	$4.10	$3.56
Diluted	$4.63	$4.01	$3.48

Dividends declared per share of common stock	$2.64	$2.52	$2.40

The dilution from common stock options is based on the treasury stock method. Under this method, proceeds based on the exercise price plus unearned compensation and windfall tax benefits recognized, minus tax shortfalls recognized, are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits are tax deductions we would receive upon the assumed exercise of stock options in excess of the deferred income taxes we recorded related to the compensation expense on the stock options. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. The calculation of dilutive common stock equivalents excludes options for which the exercise price on common stock was greater than the average market price during the period (out-of-the-money options). We had no such antidilutive stock options outstanding during 2014 or 2013, and 40,000 such options outstanding during 2012.

During 2014, 2013 and 2012, we had no stock options outstanding that were antidilutive because of the unearned compensation and windfall tax benefits recognized included in the assumed proceeds under the treasury stock method.

The dilution from unvested restricted stock awards (RSAs) and restricted stock units (RSUs) is also based on the treasury stock method. Proceeds equal to the unearned compensation and windfall tax benefits recognized, minus tax shortfalls recognized, related to the awards and units are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits recognized or tax shortfalls recognized are the difference between tax deductions we would receive upon the assumed vesting of RSAs or RSUs and the deferred income taxes we recorded related to the compensation expense on such awards and units. There were no antidilutive RSAs and 4,087 antidilutive RSUs from the application of unearned compensation in the treasury stock method in 2014. There were no such antidilutive RSAs or RSUs in 2013. There were 1,934 such antidilutive RSAs and 7,673 such antidilutive RSUs in 2012.

Each performance-based RSU represents the right to receive up to 1.5 shares (2.0 shares for awards granted in 2014) of Sempra Energy common stock based on total shareholder return or EPS growth. RSU awards vest based on Sempra Energy’s four-year cumulative total shareholder return compared to the Standard & Poor’s (S&P) 500 Utilities Index, as follows:

Four-year cumulative total shareholder return ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy common shares received for each performance-based restricted stock unit(2)(3)
90th percentile or above (2014 awards only)	2.0
75th percentile (maximum for awards prior to 2014)	1.5
50th percentile	1.0
35th percentile or below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each RSU.
(2)	Participants also receive additional shares for dividend equivalents on shares subject to RSUs, which are deemed reinvested to purchase additional units that become subject to the same vesting conditions as the RSUs to which the dividends relate.
(3)	If performance falls between the tiers shown above, we calculate the payout using linear interpolation.

Beginning in January 2014, we issued performance-based RSUs representing the right to receive up to 2.0 shares of Sempra Energy common stock based on Sempra Energy’s four-year EPS compound annual growth rate beginning January 1, 2014 and ending on December 31, 2017. These RSU awards vest as follows:

Four-year earnings per share compound annual growth rate	Number of Sempra Energy common shares received for each performance-based restricted stock unit(1)(2)
8.0% or above	2.0
6.7%	1.5
4.4%	1.0
3.3% or below	―
(1)	Participants also receive additional shares for dividend equivalents on shares subject to RSUs, which are reinvested to purchase additional units that become subject to the same vesting conditions as the RSUs to which the dividends relate.
(2)	If performance falls between the tiers shown above, we calculate the payout using linear interpolation.

Our RSAs, which are solely service-based, and those RSUs that are service-based or issued in connection with the creation of the Cameron LNG Holdings joint venture represent the right to receive up to 1.0 share over the course or at the end of the service period and have the same dividend equivalent rights as performance-based RSUs. We include RSAs and these RSUs in potential dilutive shares at 100 percent, subject to the application of the treasury stock method. We include our performance-based RSUs in potential dilutive shares at zero to up to 200 percent to the extent that they currently meet the performance requirements for vesting, subject to the application of the treasury stock method. Due to market fluctuations of both Sempra Energy stock and the comparative indices, dilutive performance-based RSU shares may vary widely from period-to-period. If it were assumed that performance goals for all RSUs were met at maximum levels and if the treasury stock method were not applied to any of our RSAs or RSUs, the incremental potential dilutive shares would be 949,351; 641,751 and 1,134,456 for the years ended December 31, 2014, 2013 and 2012, respectively.

We are authorized to issue 750,000,000 shares of no-par-value common stock. In addition, we are authorized to issue 50,000,000 shares of preferred stock having rights, preferences and privileges that would be established by the Sempra Energy board of directors at the time of issuance.

Common stock activity consisted of the following:

COMMON STOCK ACTIVITY

	Years ended December 31,
	2014	2013	2012
Common shares outstanding, January 1	244,461,327	242,368,836	239,934,681
Restricted stock units vesting(1)	989,027	1,491,170	683,416
Stock options exercised	699,783	1,237,348	1,876,303
Savings plan issuance	398,042	―	―
Common stock investment plan(2)	205,203	―	―
Restricted stock issuances	―	21,121	2,580
Shares released from ESOP(3)	―	―	153,625
Shares repurchased(4)	(422,498)	(657,148)	(281,769)
Common shares outstanding, December 31	246,330,884	244,461,327	242,368,836
(1)	Includes dividend equivalents.
(2)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.
(3)	We released the last shares from the ESOP in April 2012. These shares were unallocated and therefore excluded from the computation of EPS.
(4)	From time to time, we purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares or units to meet minimum statutory tax withholding requirements.

Our board of directors has the discretion to determine the payment and amount of future dividends.